Taxation on ordinary activities (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Taxation on Ordinary Activities	(a) Summary of taxation on ordinary activities

	2024 £m	2023 £m	2022 £m
UK corporation tax	24	32	(3)
Comprising:
– current year tax expense	15	20	2
– adjustments in respect of prior periods	9	12	(5)
Overseas tax	2,679	2,779	2,721
Comprising:
– current year tax expense	2,571	2,804	2,675
– adjustments in respect of prior periods	108	(25)	46
Current tax	2,703	2,811	2,718
Pillar Two income tax (note 10(h))	79	—	—
Total current tax	2,782	2,811	2,718
Deferred tax	(2,425)	(5,683)	(240)
Comprising:
– deferred tax relating to origination and reversal of temporary differences	(2,176)	(5,577)	(174)
– deferred tax relating to changes in tax rates	(249)	(106)	(66)
	357	(2,872)	2,478

Summary of Factors Affecting Taxation Charge	The taxation charge differs from the standard rate of corporation tax in the UK of 25.0% for 2024, 23.5% for 2023 and 19.0% 2022.
The major causes of this difference are listed below:

	2024		2023		2022
	£m	%	£m	%	£m	%
Profit/(loss) before tax	3,538		(17,061)		9,324
Less: share of post-tax results of associates and joint ventures (see note 9)	(1,900)		(585)		(442)
	1,638		(17,646)		8,882
Tax at 25% (2023: 23.5%; 2022: 19%) on the above	410	25.0	(4,147)	23.5	1,688	19.0
Factors affecting the tax rate:
Tax at standard rates other than UK corporation tax rate	395	24.1	619	(3.5)	397	4.5
Other national tax charges	277	16.9	310	(1.8)	244	2.7
Pillar Two income taxes	79	4.8	—	—	—	—
Permanent differences	(71)	(4.3)	845	(4.8)	83	0.9
Overseas withholding taxes	168	10.3	179	(1.0)	156	1.8
Double taxation relief on UK profits	(30)	(1.8)	(46)	0.3	(26)	(0.3)
Unutilised/(utilised) tax losses	33	2.0	(15)	0.1	12	0.1
Adjustments in respect of prior periods	117	7.1	(13)	0.1	41	0.5
Deferred tax relating to changes in tax rates	(249)	(15.2)	(106)	0.6	(66)	(0.7)
Additional net deferred tax (credits)/charges	(772)	(47.1)	(498)	2.8	(51)	(0.6)
	357	21.8	(2,872)	16.3	2,478	27.9

Summary of Tax on Items Recognised Directly in Other Comprehensive Income	(f) Tax on items recognised directly in other comprehensive income

	2024 £m	2023 £m	2022 £m
Current tax	(6)	(5)	(6)
Deferred tax	(18)	12	(106)
(Charged)/credited to other comprehensive income	(24)	7	(112)